Transfer of Financial Assets, Assets Pledged and Received as Collateral - Information on the Asset Types and the Associated Transactions (Detail) - Financial assets which do not qualify for derecognition domain - EUR (€)
€ in Millions
		Dec. 31, 2025	Dec. 31, 2024
Trading securities not derecognized due to the following transactions:
Repurchase agreements		€ 46,744	€ 40,438
Securities lending agreements		10,344	8,313
Total return swaps		20,248	14,013
Other		1,503	2,523
Total trading securities		78,839	65,288
Other trading assets		40	51
Non-trading financial assets mandatory at fair value through profit or loss		32	107
Financial assets at fair value through other comprehensive income		11,198	5,134
Loans at amortized cost	[1]	15	17
Others		11,568	4,335
Total		101,693	74,931
Carrying amount of associated liabilities		€ 91,380	€ 66,654

[1]	Other traded loans where the associated liability is recourse only to the transferred assets had carrying value and fair value of € 0 million and € 0 million as at December
31, 2025, and December 31, 2024 respectively. The associated liabilities had the same carrying value and fair value which resulted in a net position of € 0 million and € 0 million as at December 31, 2025 and December 31, 2024 respectively